Suspended Exploratory Well Costs	12 Months Ended
Dec. 31, 2017
SUSPENDED EXPLORATORY WELL COSTS
SUSPENDED EXPLORATORY WELL COSTS

39. SUSPENDED EXPLORATORY WELL COSTS

($ millions)	2017	2016

Beginning of year	—	212

Additions	—	209

Transfers to oil and gas assets	—	(65)

Capitalized exploratory well costs charged to expense	—	(356)

End of year	—	—

At December 31, 2017 and December 31, 2016, there were no suspended capitalized costs for exploratory wells. During 2016, one well was transferred to oil and gas assets as the project received sanction, and the remaining wells were impaired to a zero carrying value due to uncertainty around plans for future development.